Condensed Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues
Franchise fees	$ 294	$ 253		$ 1,154		$ 1,087		$ 905
Base and other management fees	83	60		242		230		227
Incentive management fees	52	36		142		138		133
Owned and leased hotels	300	319		1,452		1,596		1,776
Other revenues	37	17		82		71		80
Total revenues excluding reimbursement revenue	766	685		3,072		3,122		3,121
Other revenues from managed and franchised properties	1,395	1,041		4,310		4,011		3,567
Total revenues	2,161	1,726		7,382		7,133		6,688
Expenses
Owned and leased hotels	272	307		1,295		1,414		1,586
Depreciation and amortization	89	92		364		385		363
Impairment loss	0	15		15		9		0
General and administrative	105	83		403		537		411
Other expenses	23	18		51		40		58
Total expenses excluding cost of reimbursable expense	489	515		2,128		2,385		2,418
Other expenses from managed and franchised properties	1,395	1,041		4,310		4,011		3,567
Total expenses	1,884	1,556		6,438		6,396		5,985
Gain on sales of assets, net				8		163		0
Operating income	277	170		952		900		703
Interest expense	(104)	(90)		(394)		(377)		(416)
Gain (loss) on foreign currency transactions	(4)	(12)		(16)		(41)		26
Loss on debt extinguishment	(60)	0
Other non-operating income, net	1	2		14		51		20
Income from continuing operations before income taxes	110	70		556		533		333
Income tax benefit (expense)	(35)	121		(564)		348		(154)
Income (loss) from continuing operations, net of taxes	75	191		(8)		881		179
Income from discontinued operations, net of taxes	0	119		372		535		503
Net income	75	310		364		1,416		682
Net income attributable to noncontrolling interests	(1)	(1)		(16)		(12)		(9)
Net income attributable to Hilton stockholders	$ 74	$ 309		$ 348		$ 1,404		$ 673
Earnings (loss) per share, basic:
Net income (loss) from continuing operations per share	$ 0.22	$ 0.58	[1],[2]	$ (0.05)	[1],[3]	$ 2.67	[3]	$ 0.53	[3]
Net income from discontinued operations per share	0.00	0.36	[1],[2]	1.11	[1],[3]	1.60	[3]	1.52	[3]
Net income per share, basic	0.22	0.94	[2]	1.06	[3]	4.27	[3]	2.05	[3]
Earnings (loss) per share, diluted:
Net income (loss) from continuing operations per share	0.22	0.58	[1],[2]	(0.05)	[1],[3]	2.66	[1],[3]	0.53	[3]
Net income from discontinued operations per share	0.00	0.36	[2]	1.11	[3]	1.60	[3]	1.52	[3]
Net income per share, diluted	0.22	0.94	[1],[2]	1.06	[1],[3]	4.26	[1],[3]	2.05	[3]
Cash dividends declared per share	$ 0.15	$ 0.21	[2]	$ 0.84	[3]	$ 0.42	[3]	$ 0.00	[3]

[1]	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares outstanding in interim periods.
[2]	Weighted average shares outstanding used in the computation of basic and diluted earnings per share and cash dividends declared per share were adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization and Basis of Presentation" for additional information.
[3]	Weighted average shares outstanding used in the computation of basic and diluted earnings per share and cash dividends declared per share were adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017.